Stock-Based Compensation - Schedule of Activity Related to RSU Stock-Based Payment Awards (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Stock Based Compensation Details [Line Items]
Options Outstanding opening balance | shares	0
Options Granted | shares	488,600
Options Forfeited | shares	(13,900)
Options Outstanding ending balance | shares	474,700
Weighted average grant date fair value, beginning balance | $ / shares	$ 0
Weighted average grant date fair value, Granted | $ / shares	7.20
Weighted average grant date fair value, Forfeited | $ / shares	7.20
Weighted average grant date fair value, ending balance | $ / shares	$ 7.20